united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Principal ($)		Value
	ASSET BACKED SECURITIES OTHER - 1.8%
871,863	Conseco Financial Corp., 6.970% due 5/15/2029 (Cost $716,980)	$ 734,266

	COMMERCIAL MORTGAGE BACKED SECURITIES - 17.7%
741,619	Bayview Commercial Asset Trust 2005-2, 0.933% due 8/25/2035, 144A	589,376
360,798	Bayview Commercial Asset Trust 2005-2, 1.063% due 8/25/2035, 144A	283,986
827,035	Bayview Commercial Asset Trust 2006-2, 0.873% due 7/25/2036, 144A	655,988
884,781	Bayview Commercial Asset Trust 2007-2, 0.773% due 7/25/2037, 144A	717,019
2,000,000	Bayview Commercial Asset Trust 2007-6, 1.953% due 7/25/2037, 144A	1,160,605
750,000	Bayview Commercial Asset Trust 2008-1, 1.953% due 1/25/2038, 144A	602,592
1,700,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 1.553% due 4/25/2036, 144A	1,206,606
2,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 2.703% due 4/25/2036, 144A	1,062,177
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, 5.565% due 7/15/2041	148,171
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 6.184% due 4/17/2045	474,264
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 6.184% due 4/17/2045	136,942
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $6,841,915)	7,037,726

	CORPORATE BOND - 2.1%
	FINANCIAL - 2.1%
1,250,000	Ocwen Financial Corp. 6.625% due 5/15/2019 (Cost $1,103,404)	856,250

	HOME EQUITY - 59.8%
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 3.828% due 4/25/2034	206,912
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 2.133% due 1/25/2035	1,104,851
1,500,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 1.649% due 6/28/2044	1,003,389
178,098	Bear Stearns Asset Backed Securities Trust 2004-SD1, 5.500% due 12/25/2042	153,729
714,748	Carrington Mortgage Loan Trust Series 2004-NC1, 2.778% due 5/25/2034	557,778
108,218	CDC Mortgage Capital Trust 2003-HE2, 3.303% due 10/25/2033	91,035
1,273,737	CDC Mortgage Capital Trust 2004-HE3, 2.253% due 11/25/2034	1,132,260
723,316	Centex Home Equity Loan Trust 2002-C, 1.603% due 9/25/2032	408,144
550,856	Centex Home Equity Loan Trust 2004-B, 2.028% due 3/25/2034	357,162
229,505	Centex Home Equity Loan Trust 2004-D, 1.453% due 9/25/2034	180,893
233,262	Chase Funding Trust Series 2003-3, 4.885% due 5/25/2032	155,510
76,857	Citigroup Global Markets Mortgage Securities VII, Inc., 4.953% due 4/25/2033	75,781
1,025,025	Citigroup Mortgage Loan Trust, Inc., 1.548% due 2/25/2035	719,361
142,732	Countrywide Asset-Backed Certificates, 3.003% due 4/25/2033	118,067
28,805	Countrywide Asset-Backed Certificates, 2.253% due 5/25/2033	26,032
219,456	Countrywide Asset-Backed Certificates, 2.553% due 8/25/2033	180,859
928,113	Credit-Based Asset Servicing and Securitization LLC., 2.403% due 4/25/2032	743,379
2,920,000	Credit-Based Asset Servicing and Securitization LLC., 1.153% due 7/25/2036, 144A	2,180,198
441,912	CWABS Asset-Backed Certificates Trust 2005-1, 5.147% due 7/25/2035	290,795
618,029	CWHEQ Revolving Home Equity Loan Trust Series 2005-G, 0.672% due 12/15/2035	542,179
281,641	FBR Securitization Trust, 1.128% due 10/25/2035	136,918
805,797	Fremont Home Loan Trust 2004-C, 2.178% due 8/25/2034	664,335
2,926,000	GSAA Trust, 1.653% due 6/25/2035	1,510,956
209,135	GSAMP Trust 2004-OPT, 3.003% due 11/25/2034	119,137
780,771	Home Equity Asset Trust, 1.953% due 3/25/2033	573,644
237,122	Home Equity Asset Trust, 3.003% due 3/25/2033	186,567
92,136	Home Equity Loan Trust 2003-HS2, 4.370% due 7/25/2033	92,031
22,683	IMC Home Equity Loan Trust 1998-5, 6.560% due 12/20/2029	23,253
155,173	Irwin Home Equity Loan Trust 2006-1, 0.663% due 9/25/2035, 144A	140,136
271,105	Long Beach Mortgage Loan Trust 2001-2, 3.378% due 7/25/2031	202,700
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016
Principal ($)		Value
	HOME EQUITY (continued) - 59.8%
457,553	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 6.078% due 6/25/2033	$ 449,280
77,072	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 3.153% due 9/25/2034	62,619
1,660,846	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 2.028% due 11/25/2034	1,112,853
70,761	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 2.178% due 7/25/2034	62,361
1,350,834	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1.878% due 1/25/2035	800,154
1,376,890	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1.758% due 12/25/2034	1,003,651
358,613	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1.548% due 1/25/2035	244,485
678,768	New Century Home Equity Loan Trust 2004-1, 2.778% due 5/25/2034	554,737
488,264	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1.073% due 1/25/2036, 144A	453,780
110,374	NovaStar Mortgage Funding Trust Series 2003-4, 2.884% due 2/25/2034	103,256
275,473	Provident Bank Home Equity Loan Trust 1999-3, 1.293% due 1/25/2031	229,670
1,341,430	RASC Series 2004-KS6 Trust, 5.359% due 7/25/2034	889,679
186,834	SASCO Mortgage Loan Trust 2004-GEL2, 4.937% due 5/25/2034	163,009
719,805	SASCO Mortgage Loan Trust 2004-GEL2, 4.937% due 5/25/2034	564,941
952,063	Saxon Asset Securities Trust 2003-3, 3.378% due 12/25/2033	797,342
361,654	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 2.628% due 2/25/2034	328,255
289,005	Securitized Asset Backed Receivables LLC Trust 2005-FR3, 1.428% due 4/25/2035	184,610
85,144	Structured Asset Investment Loan Trust 2003-BC2, 1.833% due 4/25/2033	71,090
209,762	Structured Asset Investment Loan Trust 2003-BC8, 3.078% due 8/258/2033	182,258
176,469	Structured Asset Investment Loan Trust 2004-8, 1.383% due 9/25/2034	157,004
260,000	Terwin Mortgage Trust 2007-QHL1, 1.946% due 10/25/2038, 144A	112,739
1,419,955	Truman Capital Mortgage Loan Trust, 3.203% due 1/25/2034, 144A	1,309,973
	TOTAL HOME EQUITY (Cost $23,150,871)	23,715,737

	WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 11.4%
277,278	Alternative Loan Trust 2005-36, 2.785% due 8/25/2035	75,910
79,457	Banc of America Funding 2004-C Trust, 3.082% due 12/20/2034	71,933
147,351	Banc of America Funding 2005-F Trust, 0.758% due 9/20/2035	101,503
74,924	Bear Stearns ARM Trust 2002-1, 3.825% due 2/25/2024	71,631
173,941	Bear Stearns Asset Backed Securities Trust 2003-AC4, 5.658% due 9/25/2033	157,841
115,924	CHL Mortgage Pass-Through Trust 2005-11, 0.723% due 4/25/2035	92,129
369,421	Citicorp Mortgage Securities Trust Series 2006-4, 6.000% due 8/25/2036	330,234
246,901	Credit Suisse First Boston Mortgage Securities Corp., 5.696% due 5/25/2033	201,244
52,696	DSLA Mortgage Loan Trust 2004-AR3, 1.548% due 7/19/2044	46,683
57,043	GSR Mortgage Loan Trust 2006-AR2, 2.886% due 4/25/2036	50,727
63,644	HomeBanc Mortgage Trust 2006-2, 0.633% due 12/25/2036	56,340
216,913	Impac CMB Trust Series 2005-2, 1.218% due 4/25/2035	167,473
199,040	Impac CMB Trust Series 2005-3, 1.053% due 8/25/2035	140,275
597,697	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1.353% due 8/25/2034	11,839
686,358	JP Morgan Mortgage Trust 2005-A1, 2.878% due 2/25/2035	533,624
515,757	MASTR Alternative Loan Trust 2006-2, 0.803% due 3/25/2036	87,016
810,797	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3, 3.309% due 9/25/2037	584,059
159,083	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1, 2.803% due 2/25/2034	126,346
695,000	Prime Mortgage Trust 2006-CL1, 0.933% due 2/25/2035	360,291
325,067	RAAC Series 2004-SP3 Trust, 2.303% due 9/25/2034	210,511
80,692	RFSC Series 2001-RM2 Trust, 2.802% due 6/25/2031	70,170
668,146	Sequoia Mortgage Trust 9, 1.573% due 9/20/2032	541,655
101,055	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust, 1.837% due 6/25/2042	97,143
86,169	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust, 5.149% due 2/25/2018	84,468
26,514	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust, 5.149% due 2/25/2018	25,716
408,178	Wells Fargo Mortgage Backed Securities 2004-C Trust, 3.150% due 4/25/2034	206,281
	TOTAL WL COLLATERAL CMO (Cost $4,489,232)	4,503,042
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016
Principal ($)		Value
	SHORT-TERM INVESTMENT - 7.1%
	MONEY MARKET FUND - 7.1%
2,083,046	Goldman Sachs Financial Square Funds - Government Fund	$ 2,803,046
	Government Fund, to yield 0.29% * (Cost $2,803,046)

	TOTAL INVESTMENTS - 99.9% (Cost $39,105,448) (a)	$ 39,650,067
	OTHER ASSETS LESS LIABILITIES - 0.1%	18,878
	NET ASSETS - 100.0%	$ 39,668,945

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,105,448 differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 913,252
	Unrealized Depreciation:	(368,633)
	Net Unrealized Appreciation:	$ 544,619

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities Other	$ -	$ 734,266	$ -	$ 734,266
Commercial Mortgage Backed Securities	-	7,037,726	-	7,037,726
Corporate Bond	-	856,250	-	856,250
Home Equity	-	23,715,737	-	23,715,737
Whole Loan Collateralized Mortgage Obligations	-	4,503,042	-	4,503,042
Short-Term Investment	2,803,046	-	-	2,803,046
Total	$ 2,803,046	$ 36,847,021	$ -	$ 39,650,067

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer / President

Date 8/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer / President

Date 8/29/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/ Treasurer

Date 8/29/2016